Note 4 - Equity - Schedule of Equity-Based Stock Warrants (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Outstanding, warrants (in shares)		287,231
Outstanding, warrants, weighted average exercise price (in dollars per share)		$ 1.64
Outstanding, warrants, weighted average remaining contractual term (Year)		4 years 1 month 2 days	4 years 9 months 18 days
Outstanding, warrants, aggregate intrinsic value	[1]	$ 532,060	$ 17,072,147
Granted, warrants (in shares)		2,542,677
Granted, warrants, weighted average exercise price (in dollars per share)		$ 4.31
Exercised, warrants (in shares)	[2]	(892,432)
Exercised, warrants, weighted average exercise price (in dollars per share)	[2]	$ 0.04
Forfeited/Cancelled, warrants (in shares)		(2,602)
Forfeited/Cancelled, warrants, weighted average exercise price (in dollars per share)		$ 0.2
Expired, warrants (in shares)		0
Expired, warrants, weighted average exercise price (in dollars per share)		$ 0
Outstanding, warrants (in shares)		1,934,874	287,231
Outstanding, warrants, weighted average exercise price (in dollars per share)		$ 5.89	$ 1.64
Exercisable, warrants (in shares)		1,842,889
Exercisable, warrants, weighted average exercise price (in dollars per share)		$ 5.67
Exercisable, warrants, weighted average remaining contractual term ( (Year)		4 years 21 days
Exercisable, warrants, aggregate intrinsic value	[1]	$ 532,060

[1]	Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money stock.
[2]	197,098 exercised shares utilized the “cashless exercise” option and 695,334 exercised shares were paid in cash.